Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Mar. 31, 2023	Dec. 31, 2021
Common Stock
Number of shares of common stock authorized	207,450,050	207,450,050	207,450,050	207,450,050
Common stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	138,848,177	138,848,177		138,848,177
Common stock, shares outstanding	138,825,356	138,825,356		138,825,356
Amount of cash dividend has been declared	$ 0	$ 0
Number of votes per share	one	one
Total common stock reserved	58,851,657	59,178,609		60,000,244
Conversion of convertible preferred stock
Common Stock
Total common stock reserved	21,257,708	21,257,708		21,257,708
Stock options issued and outstanding
Common Stock
Total common stock reserved	9,694,890	9,694,890		10,516,525
Shares available for future issuance under the stock incentive plan
Common Stock
Total common stock reserved	27,884,000	27,884,000		27,884,000
Restricted stock units
Common Stock
Total common stock reserved	15,059
Convertible preferred stock warrants outstanding
Common Stock
Total common stock reserved		342,011		342,011